Share capital and share-based compensation - Stock options rollforward (Details)						12 Months Ended
	Jun. 10, 2019 CAD ($) shares	May 17, 2019 CAD ($) shares	Feb. 15, 2019 CAD ($) shares	Nov. 16, 2018 CAD ($) shares	Sep. 27, 2018 CAD ($) shares	Jun. 30, 2019 CAD ($) shares	Jun. 30, 2018 CAD ($) shares
Share Capital, Reserves And Other Equity Interest [Abstract]
Outstanding at beginning of period (in shares) | shares						8,123,475	8,819,525
Granted (in shares) | shares	150,000	300,000	300,000	272,516	4,046,500	5,069,016	1,920,000
Forfeited (in shares) | shares						(1,946,250)	(2,431,050)
Cancelled (in shares) | shares						(810,000)	(125,000)
Exercised (in shares) | shares						(465,625)	(60,000)
Outstanding at end of period (in shares) | shares						9,970,616	8,123,475
Exercisable (in shares) | shares						3,205,050
Weighted average exercise price of stock option at beginning of period (in CAD per share) | $						$ 6.41	$ 6.93
Weighted average exercise price of share options granted (in CAD per share) | $	$ 2.04	$ 1.80	$ 2.26	$ 2.81	$ 1.51	1.66	5.69
Weighted average exercise price of share options forfeited (in CAD per share) | $						6.67	7.85
Weighted average exercise price of share options cancelled (in CAD per share) | $						3.81	7.13
Weighted average exercise price of share options exercised (in CAD per share) | $						1.79	1.81
Weighted average exercise price of stock option at end of period (in CAD per share) | $						4.38	$ 6.41
Weighted average exercise price of share options exercisable (in CAD per share) | $						$ 7.56